IMPACT OF THE COVID19 PANDEMIC - United States Department of the Treasury (Details) - USD ($) $ in Thousands			1 Months Ended
	Apr. 29, 2021	Feb. 02, 2021	Mar. 31, 2021	Apr. 15, 2021	Jan. 22, 2021
Forecast
Unusual or Infrequent Item, or Both [Line Items]
Amount of grant received			$ 16,104
Subsequent Event
Unusual or Infrequent Item, or Both [Line Items]
Grants receivable				$ 34,547
Amount of grant received	$ 17,274	$ 16,104
Payroll Support Program Extension | Subsequent Event
Unusual or Infrequent Item, or Both [Line Items]
Grants receivable					$ 32,208